Note 4 - Loans Receivable, Net (Details) - Loans Receivable (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	$ 396,049,000	$ 475,773,000
Unamortized discounts	33,000	33,000
Net deferred loan fees	0	87,000
Allowance for loan losses	11,401,000	21,608,000	23,888,000	42,828,000
Total loans receivable, net	384,615,000	454,045,000
Commitments to originate or purchase loans	39,507,000	5,392,000
Commitments to deliver loans to secondary market	2,025,000	7,046,000
Weighted average contractual rate of loans in portfolio	4.71%	5.01%
1-4 Family Conventional [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	75,958,000	96,512,000
1-4 Family FHA [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	464,000	479,000
1-4 Family VA [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	45,000	46,000
Residential One Through Four Family [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	76,467,000	97,037,000
Lodging [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	33,603,000	31,020,000
Retail/Office [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	42,490,000	66,159,000
Nursing Home/Health Care [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	6,558,000	22,205,000
Land Developments [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	28,643,000	36,691,000
Golf Courses [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	6,574,000	7,193,000
Restaurant/Bar/Cafe [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	3,609,000	3,057,000
Alternative Fuel Plants [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	9,783,000	13,911,000
Warehouse [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	9,180,000	7,570,000
1-4 Family Builder Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	7,299,000	6,659,000
Multi Family Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	0	3,811,000
Commercial Real Estate Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	552,000	1,960,000
Manufacturing [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	11,344,000	11,196,000
Churches/Community Service [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	7,199,000	3,731,000
Commercial Multi Family [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	8,113,000	11,756,000
Other Non-Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	19,503,000	17,988,000
Commercial Real Estate [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	194,450,000	244,907,000
Consumer Auto [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	971,000	623,000
Home Equity Line [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	36,178,000	36,521,000
Consumer Home Equity [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	11,629,000	11,390,000
Consumer Secured Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	1,070,000	1,184,000
Consumer Land/Lot Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	1,827,000	2,246,000
Consumer Savings [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	177,000	220,000
Consumer Mobile Home [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	360,000	449,000
Consumer Unsecured Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	1,211,000	1,342,000
Consumer [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	53,423,000	53,975,000
Commercial Business [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans receivable	$ 71,709,000	$ 79,854,000